Interest Expenses	12 Months Ended
Mar. 31, 2026
Interest Expenses [Abstract]
INTEREST EXPENSES	NOTE 19 — INTEREST EXPENSES
	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Interest on bank loans	44,015	60,541	35,673
Other interest expenses	128	153	17
Total	44,143	60,694	35,690